9. Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of non-vested shares
	Non-vested Shares of Common Stock	Weighted Average Fair Value
Balance at December 31, 2017	–	$–
Awarded	7,573,673	0.30
Vested	(104,673)	0.30
Balance at December 31, 2018	7,469,000	$0.30